CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 8,212		$ 13,310
Short term bank deposits	8,266		5,567
Marketable securities	2,836		0
Accounts receivable, net
Trade	1,241		850
Other	165		159
Prepaid expenses	221		95
Deferred cost of revenues	63		584
Deferred taxes	256		124
Inventory	10		13
Total current assets	21,270		20,702
INVESTMENTS AND OTHER NON CURRENT ASSETS:
Available for sale securities	517	[1]	504	[1]
Severance pay fund	1,673		1,399
Deferred cost of revenues	44		0
Deferred taxes	40		15
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	650		681
GOODWILL	5,430		5,430
Total assets	29,624		28,731
Accounts payable and accruals:
Trade	525		113
Other	1,153		1,151
Deferred revenues	4,796		2,259
Total current liabilities	6,474		3,523
LONG TERM LIABILITIES:
Deferred revenues	357		487
Employees' rights upon retirement	1,804		1,615
Total liabilities	8,635		5,625
SHAREHOLDERS' EQUITY:
Share capital	54		54
Additional paid-in capital	30,196		30,138
Accumulated other comprehensive income	31		17
Differences from translation of foreign currency financial statements of a subsidiary	(958)		(1,043)
Treasury shares	(2,287)		(2,360)
Accumulated deficit	(6,047)		(3,700)
Total shareholders' equity	20,989		23,106
Total liabilities and shareholders' equity	$ 29,624		$ 28,731

[1]	As of December 31, 2013 the company held a long term security bond which is classified as available for sale security and is presented in its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).